Mentor Institutional Money Market Portfolio
                     Mentor Institutional U.S. Government
                             Money Market Portfolio


                             ---------------------
                               Semi-Annual Report
                             ---------------------
                                 March 31, 1998










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Mentor Institutional Money Market Portfolio
Mentor Institutional U.S. Government Money Market Portfolio
March 31, 1998

Message from the Chairman and President
--------------------------------------------------------------------------------

To Our Shareholders:
It is a privilege to send you the semi-annual report for the two Mentor institutional cash management funds -- the U.S. Government Money Market Portfolio and the new Money Market Portfolio -- for the period ended March 31, 1998.


At Mentor Investment Group* we provide diversified financial management services to a broad range of investors including corporations, foundations, endowments, municipalities, public funds, and individual investors. We offer a wide variety of investment styles to investors through mutual funds, variable annuities, and separately-invested portfolios.


The cash Portfolios are designed to help institutional investors and high net worth individuals manage their daily cash needs. The objective of the Portfolios is to seek as high a rate of current income as Mentor Investment Advisors believes to be consistent with the preservation of capital and maintenance of liquidity.** Investments in the Government Portfolio include U.S. government securities and repurchase agreements collateralized by U.S. government securities. The Money Market Portfolio, recently launched and represented for the first time in this report to shareholders, invests solely in a diversified list of high-quality money market securities.


In the commentary that follows members of the cash management team present their perspective on the markets and their investment strategy for the Portfolios.


Please review the information carefully. Should you have questions, please contact your consultant, or call us directly at (800) 382-0016. We welcome your communications. On behalf of all of us at Mentor Investment Group, we thank you for your investment in the cash Portfolios.


Sincerely,



/s/ Daniel J. Ludeman                             /s/Paul F. Costello
---------------------                             -------------------
Daniel J. Ludeman                                 Paul F. Costello
Chairman                                          President

  * Mentor  Investment  Advisors,  LLC/dba Mentor Investment Group, LLC
 ** While the managers seek to invest the Portfolios in accordance with their proprietary strategy, there is no guarantee of investment success. An investment in the Portfolios is neither insured nor guaranteed by the U.S. government, and there can be no assurance that they will maintain a stable net asset value of $1.00 per share.

Mentor Institutional Money Market Portfolio
Mentor Institutional U.S. Government Money Market Portfolio
Managers' Commentary: The Cash Management Team
March 31, 1998
--------------------------------------------------------------------------------

Economic Overview

For the six months ended March 31, 1998, the U.S. economy continued the pattern of unprecedented stability which has become so familiar over the past two years. Activity was strong enough to keep us moving ahead, but not so strong as to cause overheating and the risk of inflation. Indeed, economic stability has been such that we have now completed a full year since the last Fed move. Production costs have risen as a result of a tight labor market and high capacity utilization, but improved productivity and wide profit margins have allowed industry to refrain from price increases, and inflation has not surfaced.


About halfway through the reporting period just ended, however, an element was introduced which cast doubt on the sustainability of the economic stability we have enjoyed for so long. In December and January, a financial crisis erupted in Asia, throwing the economies in that area into turmoil and threatening to have a ripple effect on the U.S. economy. It was anticipated that exports would slump as demand for U.S. products in those countries decreased, while imports would increase as soaring exchange rates made foreign products cheap. Both factors tend to dampen U.S. production.


Evidence indicates that the Asian turmoil is indeed having a dampening effect, but so far, it appears to be minor. Exports have declined and imports have risen, causing a widening of the trade gap. Certain companies heavily engaged in the Asian trade have reported a softening in demand, but the overall effect on the economy seems to be nominal at this point. Granted, it may still be too early to determine the full effect. Fed chairman Greenspan himself has indicated that we can expect some effect "in the spring." He has also indicated that the Fed is more or less "on hold" pending further evidence of either inflation or economic weakness.

Economists have predicted that the Asian ripple effect could cut our GDP (gross domestic product) growth by 1% or more. With our economic expansion now more than five years old and growing tired, it would seem to us that the greater challenge for the Federal Reserve in 1998 will be to sustain growth rather than contain inflation. In other words, we see little prospect of a Fed increase in rates except perhaps late in the year. The greater probability, we think, is for a continuation of the neutrality we have seen, or even a Fed ease if the Asian ripple effect begins to make itself felt.

In response to our expectations with regard to interest rates specifically and to the economy in general, we are managing the Portfolios to a target average maturity of 55-60 days - longer than the industry average. We intend to maintain that target at least through the second quarter. At no time, however, will we compromise our primary objectives of safety and liquidity.


The Portfolios+

o The period ended March 31, 1998 marked the initial operating period for the new Mentor Institutional Money Market Portfolio. Developed for institutional clients, this fund is designed to provide safety and liquidity, combined with reasonable income, by investing in a diversified list of high-quality money market securities.

o The Mentor Institutional U.S. Government Money Market Portfolio is intended for use by institutional clients and is designed to provide maximum safety and liquidity combined with reasonable income by investing only in U.S. government and government agency securities, and repurchase agreements backed by such securities. It is rated AAAm by Standard & Poors.

+ While the managers seek to invest the Portfolios in accordance with their proprietary strategy, there is no guarantee of investment success. An investment in the Portfolios is neither insured nor guaranteed by the U.S. government, and there can be no assurance that they will maintain a stable net asset value of $1.00 per share.

Mentor Institutional
 Money Market Portfolio
Portfolio of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------




                                      Principal                    Value
                                        Amount                    (Note 2)
Bankers Acceptances - 6.31%
American National Bank,
   5.66%, 6/08/98                   $ 1,000,000                $   989,309
CoreStates Bank, 5.62%,
   5/26/98                            1,000,000                    991,414
                                                               -----------
Total Bankers Acceptances                                        1,980,723
                                                               -----------
Bank Notes - 19.11%
Abbey National, North
   America, 5.88%, 12/22/98           1,000,000                  1,002,143
Banc One Milwaukee, North
   America, 5.55%, 1/29/99            1,000,000                    999,602
Fifth Third Bank, 5.53%,
   5/18/98                            1,000,000                    999,974
Greenwood Trust Company,
   5.56%, 5/11/98                     1,000,000                  1,000,000
Harris Trust, 5.54%, 4/08/98          1,000,000                  1,000,000
Key Bank, North America,
   5.54%, 1/14/99                     1,000,000                    999,673
                                                               -----------
Total Bank Notes                                                 6,001,392
                                                               -----------
Commercial Paper - 31.59%
Alpine Securitization
   Corporation, 5.55%,
   5/07/98 (a)                        1,000,000                    994,450
Bankers Trust Company,
   5.71%, 6/05/98                     1,000,000                    989,690
General Electric Capital,
   5.35%, 7/20/98                     1,000,000                    983,653
Glencore Financial Limited,
   5.51%, 6/04/98                     1,000,000                    990,204
Greenwich Funding
   Corporation, 5.50%,
   4/16/98 (a)                        1,000,000                    997,708
Merrill Lynch, 5.67%,
   4/30/98                            1,000,000                    995,433
Mont Blanc Capital
   Corporation, 5.57%,
   4/27/98                            1,000,000                    995,977
JP Morgan, 5.50%, 6/15/98             1,000,000                    988,542
Repeat Offering Securities,
   5.55%, 4/28/98                     1,000,000                    995,838
Salomon Smith Barney,
   5.49%, 7/01/98                     1,000,000                    986,123
                                                               -----------
Total Commercial Paper                                           9,917,618
                                                               -----------
Food and Kindred Products - 3.18%
Mississippi Business Financial
   Corporation (Taxable
   Variable Rate Demand),
   5.80%, 1/01/23 (b)                 1,000,000                  1,000,000
                                                               -----------



                                      Principal                 Value
                                       Amount                 (Note 2)
Health Care - 3.18%
Catholic Health Initiatives
   (Taxable Variable Rate
   Demand), 5.65%, 12/01/27         $ 1,000,000                $ 1,000,000
                                                               -----------
Real Estate - 3.82%
C.C.M. Properties, 5.75%,
   2/01/11                            1,200,000                  1,200,000
                                                               -----------
U.S. Government Agencies - 9.20%
Federal Home Loan Mortgage
   Corporation, 5.57%,
   6/05/98                            1,000,000                    989,942
Federal National Mortgage
   Association, 5.58%,
   1/21/99 (b)                        1,000,000                    999,677
Student Loan Mortgage
   Association, 5.38%,
   11/10/98                             900,000                    898,136
                                                               -----------
Total U.S. Government
Agencies                                                         2,887,755
                                                               -----------
Repurchase Agreements - 23.84%
Goldman, Sachs & Company
   Dated 3/31/98,  6.08%,
   due 4/01/98, collateralized by
   $8,861,606  (original face value)
   Federal Home Loan Mortgage
   Corporation,  6.50%,  4/01/02;
   market value $7,636,195
   (cost $7,486,466)                  7,486,466                  7,486,466
                                                               -----------
Total Investments
(cost $31,473,954)--100.23%
                                                                31,473,954
                                                               -----------
Other Assets less Liabilities -- (0.23%)                           (73,419)
                                                               -----------
Net Assets -- 100.00%
                                                               $31,400,535
                                                               ===========

Interest rates disclosed represent annualized yield to date of maturity, except for floating rate securities described in (b).


(a) These are securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid under guidelines that have been established by the Board of Trustees.
(b) Floating Rate Securities - The rates shown are the effective rates at March 31, 1998.


See notes to financial statements.

Mentor Institutional U.S. Government
 Money Market Portfolio
Portfolio of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------




                                             Principal
                                               Amount                    Value
U.S. Government Agencies - 59.38%
Federal Farm Credit Bank
   5.70%, 11/03/98                         $ 1,000,000               $ 1,001,129
Federal Home Loan Bank
   5.40% - 5.90%,
   04/01/98 - 02/02/99                      29,360,000                29,331,040
Federal Home Loan
   Mortgage Corporation
   5.43% - 5.57%,
   05/29/98 - 1/26/99                        8,000,000                 7,951,932
Federal National Mortgage
   Association
   5.33% - 5.59%, 4/22/98
   - 3/16/99                                18,000,000                17,977,731
                                                                     -----------
Total U.S. Government
   Agencies                                                           56,261,832
                                                                     ===========
Repurchase Agreements - 40.72%
Goldman Sachs & Company
   Dated 03/31/98, 6.08%,
   due 04/01/98,
   collateralized by
   $24,091,895 (original
   face value) Federal
   National Mortgage
   Association, 6.50%,
   9/01/12, market value
   $23,030,049                               22,578,479               22,578,479
Dean Witter Dated 03/31/98, 6.06%, due
   4/01/98, collateralized by $3,971,000
   (original face value) U.S. Government
   Treasury  Securities,  5.50% - 7.88%,
   7/23/98 - 2/15/21, market value
   $4,080,795                                 4,000,000                4,000,000
Lehman Brothers, Inc.
   Dated 03/31/98, 6.08%, due 4/01/98,
   collateralized by $3,155,000 (par value)
   International Bank Reconstruction &
   Development Bond, 8.62%, 10/15/16, market
   value $4,083,046                           4,000,000                4,000,000




                                              Principal
                                                Amount                  Value
Repurchase Agreements (continued)
Merrill  Lynch  (a) Dated  03/31/98,
   5.54%, due 04/16/98, collateralized
   by $7,465,000 (par value) Government
   National  Mortgage  Association,  8.00%,
   12/15/21, market value $3,061,516         $3,000,000               $3,000,000
First Boston(a)
   Dated 03/31/98,  5.50%, due 04/21/98,
   collateralized by $5,086,000 (original
   face value) Federal Home Loan Mortgage
   Corporation, 7.00%, 12/01/27, market
   value $5,150,739                           5,000,000                5,000,000
Total Repurchase
   Agreements                                                         38,578,479
                                                                     -----------
Total Investments
   (cost $61,875,120) -- 100.10%                                      94,840,311
                                                                     -----------

Other Assets less Liabilities -- (0.10%)                                 (93,209)
                                                                     -----------

Net Assets -- 100.00%                                                $94,747,102
                                                                     ===========

(a) These repurchase agreements are deemed illiquid because they cannot be resold within seven business days from March 31, 1998

     See  notes to portfolios of investments.

Mentor Funds
--------------------------------------------------------------------------------


Statements of Assets and Liabilities

March 31, 1998 (Unaudited)

                               Institutional
                               Institutional      U.S. Government
                                Money Market       Money Market
                                 Portfolio           Portfolio
Assets
Investments, at amortized
   cost (Note 2)
Investment securities          $ 23,987,488        $ 56,261,832
Repurchase agreements             7,486,466          38,578,479
                               ------------        ------------
  Total investments              31,473,954          94,840,311
Receivables
Dividends and interest               80,826             247,544
Deferred expenses (Note 2)           16,329              13,925
Other                                    --              26,212
                               ------------        ------------
  Total assets                   31,571,109          95,127,992
                               ============        ============
Liabilities
Payables
Dividends                           142,754             379,912
Accrued expenses and other
  liabilities                        27,820                 978
                               ------------        ------------
  Total liabilities                 170,574             380,890
                               ------------        ------------
Net Assets                     $ 31,400,535        $ 94,747,102
                               ============        ============
Shares outstanding               31,400,535          94,747,102
Net Asset Value per Share      $       1.00        $       1.00
                               ============        ============

See notes to financial statements.

Statements of Operations
Six Months Ended March 31, 1998 (Unaudited)

                                  Institutional
                                  Institutional     U.S. Government
                                   Money Market      Money Market
                                   Portfolio (a)        Portfolio
Investment income
Interest (Note 2)                  $ 708,016         $ 2,235,617
                                   ---------         -----------
Expenses
Management fee (Note 4)                8,641              86,777
Transfer agent fee                     8,012               5,766
Custodian and accounting fees          7,475              14,597
Registration expenses                  3,348              13,507
Shareholder reports and postage
   expenses                            1,173               1,866
Legal fees                               615               1,287
Directors' fees and expenses             522               1,070
Audit fees                               503                 711
Organizational expenses                   --               1,046
Miscellaneous                         10,424               3,538
                                   ---------         -----------
  Total expenses                      40,713             130,165
                                   ---------         -----------
Net investment income              $ 667,303         $ 2,105,452
                                   =========         ===========

(a) For the period from November 19, 1997 (commencement of operations) to March 31, 1998.


See notes to financial statements.

Mentor Funds
--------------------------------------------------------------------------------

Statements of Changes in Net Assets


                                                                     Institutional
                                                                      Money Market        Institutional U.S. Government
                                                                       Portfolio             Money Market Portfolio
                                                                  -------------------  -----------------------------------
                                                                         Period           Six Months
                                                                   Ended 3/31/98 (a)    Ended 3/31/98         Period
                                                                      (Unaudited)        (Unaudited)     Ended 9/30/97 (b)
Net Increase in Net Assets
Operations
 Net investment income                                               $     667,303      $   2,105,452      $    741,466
                                                                     -------------      -------------      ------------
 Increase in net assets resulting from operations                          667,303          2,105,452           741,466
                                                                     -------------      -------------      ------------
Distributions to Shareholders
 From net investment income                                               (667,303)        (2,105,452)         (741,466)
                                                                     -------------      -------------      ------------
 Total distributions to shareholders                                      (667,302)        (2,105,451)         (741,465)
                                                                     -------------      -------------      ------------
Capital Share Transactions (Note 5)
 Proceeds from sale of shares                                           46,673,120         64,441,720        70,658,240
 Reinvested distributions                                                  486,387          1,837,104           612,639
 Shares redeemed                                                       (15,758,972)       (33,336,369)       (9,466,232)
                                                                     -------------      -------------      ------------
 Change in net assets resulting from capital share transactions         31,400,535         32,942,455        61,804,647
                                                                     -------------      -------------      ------------
 Increase in net assets                                                 31,400,535         32,942,455        61,804,647
Net Assets
 Beginning of period                                                             -         61,804,647                 -
                                                                     -------------      -------------      ------------
 End of period                                                       $  31,400,535      $  94,747,102      $ 61,804,647
                                                                     =============      =============      ============

(a) For the period from November 19, 1997 (commencement of operations) to March 31, 1998. (b) For the period from June 27, 1997 (commencement of operations) to September 30, 1997.


See notes to financial statements.


Financial Highlights

                                                            Institutional
                                                             Money Market        Institutional U.S. Government
                                                              Portfolio              Money Market Portfolio
                                                         -------------------   ----------------------------------
                                                                Period            Six Months          Period
                                                          Ended 3/31/98 (c)     Ended 3/31/98          Ended
                                                             (Unaudited)         (Unaudited)        9/30/97 (d)
Per Share Operating Performance
Net asset value, beginning of period                          $  1.00             $  1.00           $  1.00
                                                              -------             -------           -------
Income from investment operations
 Net investment income                                           0.02                0.03              0.01
                                                              -------             -------           -------
 Total from investment operations                                0.02                0.03              0.01
                                                              -------             -------           -------
Less distributions
 From net investment income                                     (0.02)              (0.03)            (0.01)
                                                              --------            --------          --------
 Total distributions                                            (0.02)              (0.03)            (0.01)
                                                              --------            --------          --------
 Net asset value, end of period                               $  1.00             $  1.00           $  1.00
                                                              ========            ========          ========
Total Return*                                                    1.33%               2.68%             1.39%
Ratios / Supplemental Data
Net assets, end of period (in thousands)                      $31,401            $ 94,747          $ 61,805
Ratio of expenses to average net assets                          0.33%(e)            0.33%(e)          0.33%(e)
Ratio of net investment income to average net assets             5.37%(e)            5.25%(e)          5.26%(e)

(c) For the period from November 19, 1997 (commencement of operations) to March 31, 1998.
(d) For the period from June 27, 1997 (commencement of operations) to September 30, 1997.
(e) Annualized.

* Total  return does not reflect sales commisssions and is not annualized.


See notes to financial statements.

Mentor Funds
Notes to Financial Statements
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Note 1: Organization

Mentor Funds is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Mentor Funds consists of eleven separate Portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at March 31, 1998, as follows:



      Mentor Growth Portfolio ("Growth Portfolio")
      Mentor Capital Growth Portfolio
       ("Capital Growth Portfolio")
      Mentor Strategy Portfolio ("Strategy Portfolio")
      Mentor Income and Growth Portfolio
       ("Income and Growth Portfolio")
      Mentor Perpetual Global Portfolio
       ("Global Portfolio")
      Mentor Quality Income Portfolio
       ("Quality Income Portfolio")
      Mentor Short-Duration Income Portfolio
       ("Short-Duration Income Portfolio")
      Mentor Municipal Income Portfolio
       ("Municipal Income Portfolio")
      Mentor Balanced Portfolio ("Balanced Portfolio")
      Mentor Institutional U.S. Government Money Market Portfolio
      ("Government Portfolio")
      Mentor Institutional Money Market Portfolio
       ("Money Market Portfolio")


The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.


These financial statements include only the Government Portfolio and Money Market Portfolio.



Note 2: Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.


a. Valuation of Securities


Securities held by the Portfolios are stated at amortized cost, which approximates market value as permitted by Rule 2a-7 of the Investment Company
Act of 1940. In the event that a deviation of 1/2 of 1% or more exists between the Portfolios' $1.00 per share net asset value calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated. Net asset value per share is determined each business day for the Portfolios and is calculated by dividing net asset value by the number of shares outstanding at the end of each business day.


b. Repurchase Agreements


It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's possession all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.


The Trust will only enter into repurchase agreements with banks and other recognized financial institutions

Mentor Funds
Notes to Financial Statements
(continued)
--------------------------------------------------------------------------------

such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.


c. Security Transactions and Interest Income

Security  transactions  for the  Portfolios  are  accounted  for on a trade date
basis.   Interest   income  is  recorded  on  the  accrual  basis  and  includes amortization of premium and discount on investments.


d. Federal Taxes


No provision for federal income taxes has been made since it is the Portfolios' intent to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within allowable time limit substantially all taxable income and realized capital gains.


e. Deferred Expenses


Costs incurred by the Portfolios in connection with their initial share registration and organization costs were deferred by the Portfolios and are being amortized on a straight-line basis over a five-year period.


f. Distributions


Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferral of wash sales.

Note 3: Dividends

Dividends will be declared daily and paid monthly by the Portfolios. Capital gains realized by the Portfolios, if any, will be distributed annually.



Note 4: Investment Management and Administration Agreements

Mentor Investment Advisors, LLC ("Mentor Advisors"), the Portfolios' investment adviser, receives for its services an annual investment advisory fee not to exceed the following percentages of the average daily net assets of the
Portfolios: 0.22% of the first $500 million of the Portfolio's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion. For the period ended March 31, 1998, Mentor Advisors earned advisory fees of $8,641 and $86,777 from Money Market Portfolio and Government Portfolio, respectively.


Mentor Advisors is a wholly-owned subsidiary of Mentor Investment Group, LLC ("Mentor") which is in turn a subsidiary of Wheat First Union ("Wheat"). EVEREN Capital Corporation owns 20% of the outstanding interest in Mentor.

Mentor Funds
Notes to Financial Statements
(continued)
--------------------------------------------------------------------------------

Note 5: Capital Share Transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in capital shares were as follows:



                                                             Mentor Institutional
                                                                 Money Market
                                                                  Portfolio
                                                                 Period Ended
                                                                 3/31/98 (a)
                                                            ---------------------
   Shares sold                                                    46,673,120
   Shares issued upon reinvestment of distributions                  486,387
   Shares redeemed                                               (15,758,972)
                                                                 -----------
   Change in net assets from capital share transactions           31,400,535
                                                                 ===========


                                                                 Mentor Institutional U.S.
                                                                         Government
                                                                  Money Market Portfolio
                                                                Six Months       Period Ended
                                                              Ended 3/31/98      9/30/97 (b)
                                                             ---------------   ---------------
    Shares sold                                                 64,441,720        70,658,240
    Shares issued upon reinvestment of distributions             1,837,104           612,639
    Shares redeemed                                            (33,336,369)       (9,466,232)
                                                               -----------        ----------
    Change in net assets from capital share transactions        32,942,455        61,804,647
                                                               ===========        ==========

(a) For the period from November 19, 1997 (commencement of operations) to March 31, 1998.
(b) For the period from June 27, 1997 (commencement of operations) to September 30, 1997.



Year 2000
The Portfolios receive services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of computer software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolio's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolios from this problem.



Additional Information (Unaudited)

Shareholders of the Portfolio considered and acted upon the proposals listed below at a special meeting of shareholders held Monday December 22, 1997. In addition, below each proposals are the results of that vote.

Mentor Funds
Notes to Financial Statements
(continued)
--------------------------------------------------------------------------------

1. To elect the following Trustees:



                                 Mentor Institutional
                                   U.S. Government           Mentor Institutional
                                Money Market Portfolio      Money Market Portfolio
                              --------------------------   -------------------------
                               Affirmative     Withheld     Affirmative     Withheld

  Daniel J. Ludeman            48,414,623           --         151               --
  Troy A. Peery, Jr.           48,414,623           --         151               --
  Arnold H. Dreyfuss           48,414,623           --         151               --
  Thomas F. Keller             48,414,623           --         151               --
  Peter J. Quinn, Jr.          48,414,623           --         151               --
  Louis W. Moelchert, Jr.      48,414,623           --         151               --
  Arch T. Allen, III           48,414,623           --         151               --
  Weston E. Edwards            48,414,623           --         151               --
  Jerry R. Barrentine          48,414,623           --         151               --
  J. Garnett Nelson            48,414,623           --         151               --

2. To approve a new management contract between the Portfolio and Mentor Investment Advisors, LLC to take effect upon the merger of Wheat First Butcher Singer, Inc., with First Union Corporation:




  Affirmative      48,276,828    151
  Against                  --     --
  Abstain             137,795     --


3. To approve a new management contract between the Portfolio and Mentor Investment Advisors, LLC in contemplation of the potential acquisition of an additional interest in Mentor Investment Group, LLC by EVEREN Securities Holdings, Inc.:




  Affirmative      48,276,828    151
  Against                  --     --
  Abstain             137,795     --

Mentor Institutional U.S. Government Money Market Portfolio
Mentor Institutional Money Market Portfolio
Shareholder Information
--------------------------------------------------------------------------------

Trustees

Daniel J. Ludeman, Trustee & Chairman
           Chairman and Chief Executive Officer
           Mentor Investment Group, LLC


Arch T. Allen III, Trustee
           Attorney at Law
           Allen & Moore, LLP


Jerry R. Barrentine, Trustee
           President
           J.R. Barrentine & Associates


Arnold H. Dreyfuss, Trustee
           Former Chairman & Chief Executive
           Officer Hamilton Beach/Proctor-Silex, Inc.


Weston E. Edwards, Trustee
           President
           Weston Edwards & Associates


Thomas F. Keller, Trustee
           Former Dean, Fuqua School of Business
           Duke University


Louis W. Moelchert, Jr., Trustee
           Vice President for Business & Finance
           University of Richmond


J. Garnett Nelson, Trustee
           Consultant
           Mid-Atlantic Holdings, LLC


Troy A. Peery, Jr., Trustee
           President
           Heilig-Meyers Company


Peter J. Quinn, Jr., Trustee
           Managing Director
           Mentor Investment Group, LLC

Officers

Paul F. Costello, President
           Managing Director
           Mentor Investment Group, LLC


Terry L. Perkins, Treasurer
           Senior Vice President
           Mentor Investment Group, LLC


Geoffrey B. Sale, Secretary
           Associate Vice President
           Mentor Investment Group, LLC


Michael A. Wade, Assistant Treasurer
           Vice President
           Mentor Investment Group, LLC




This report is authorized for distribution to prospective investors only when preceded or accompanied by prospectuses for the Mentor Institutional U.S. Government Money Market Portfolio and the Mentor
              Institutional Money Market Portfolio, which contain complete information about fees, sales charges and expenses. Please read this information carefully before you invest or send money.

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  901 East Byrd Street
Richmond, Virginia 23219
     (800) 382-0016


1998 Mentor Distributors, LLC

SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED MAY LOSE VALUE